December 7, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	ING Funds Trust (File Nos. 333-59745; 811-08895)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 38 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A.
     If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Counsel
ING U.S. Legal Services

cc:	Jeffrey S. Puretz, Esq. Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC